Accruals and Other Payables	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

10. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Accruals	1,087,478	1,148,365	147,542
Payroll payable	2,366,113	3,832,185	492,360
VAT	2,435,091	3,195,520	410,561
Deposit received	814,863	774,081	99,454
Others	589,279	430,130	55,263
Total	7,292,824	9,380,281	1,205,180